Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Nov. 21, 2011	Mar. 31, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	ATWOOD OCEANICS INC
Entity Central Index Key	0000008411
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		64,960,000
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Trading Symbol	atw
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 3,000,000,000

Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 295,002	$ 180,523
Accounts receivable	87,173	96,463
Income tax receivable	5,631	16,052
Inventories of materials and supplies	58,263	52,749
Prepaid expenses and deferred costs	14,862	14,207
Total current assets	460,931	359,994
Property and equipment, net	1,887,321	1,343,961
Other receivables	11,875	15,799
Deferred costs and other assets	15,264	4,686
Total assets	2,375,391	1,724,440
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	113,021	37,192
Accrued liabilities	30,680	25,368
Notes payable	5,461
Income tax payable	8,461	26,367
Deferred credits	1,700	4,533
Total Current Liabilities	159,323	93,460
Long term debt	520,000	230,000
Deferred income taxes	9,780	10,845
Deferred credits	7,910	2,919
Other long-term liabilities	25,591	17,082
Total long-term liabilities	563,281	260,846
Commitments and contingencies (Note 12)
Shareholders' equity (Note 8):
Common stock, $1 par value, 90,000 shares authorized with 64,960 and 64,443 issued and outstanding at September 30, 2011 and 2010, respectively	64,960	64,443
Paid-in capital	145,084	133,095
Retained earnings	1,444,270	1,172,596
Accumulated other comprehensive loss	(1,527)
Total shareholders' equity	1,652,787	1,370,134
Total liabilities and shareholders' equity	$ 2,375,391	$ 1,724,440

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets
Preferred stock, par value
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	64,960,000	64,960,000
Common stock, shares outstanding	64,443,000	64,443,000

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating revenues
Contract drilling	$ 645,076	$ 650,562	$ 586,507
Operating costs and expenses
Contract drilling	223,565	252,427	221,709
Depreciation	43,597	37,030	35,119
General and administrative	44,407	40,620	31,639
Other, net	4,847	(1,855)	(402)
Total costs and expenses	316,416	328,222	288,065
Operating income	328,660	322,340	298,442
Other income (expense):
Interest expense, net of capitalized interest	(4,530)	(2,725)	(2,293)
Interest income	717	364	282
Other income (expense) total	(3,813)	(2,361)	(2,011)
Income before income taxes	324,847	319,979	296,431
Provision for income taxes	53,173	62,983	45,686
Net income	$ 271,674	$ 256,996	$ 250,745
Earnings per common share (Note 2):
Basic	$ 4.2	$ 3.99	$ 3.91
Diluted	$ 4.15	$ 3.95	$ 3.89
Average common shares outstanding (Note 2):
Basic	64,754	64,391	64,167
Diluted	65,403	65,028	64,493

Consolidated Statements Of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities:
Net income	$ 271,674	$ 256,996	$ 250,745
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	43,597	37,030	35,119
Amortization of debt issuance costs	2,363	803	717
Amortization of deferred items	3,333	13,755	(15,902)
Provision for doubtful accounts		(65)	1,002
Provision for inventory obsolescence	735	1,123	680
Deferred income tax (benefit) expense	(1,065)	4,798	(4,527)
Share-based compensation expense	6,314	9,998	7,664
Other, net	4,847	(1,855)	(402)
Change in assets and liabilities:
(Increase) decrease in accounts receivable	13,214	26,187	(4,819)
Decrease in insurance receivable		281
(Increase) decrease in income tax receivable	10,421	(7,746)	(5,014)
Increase in inventory	(6,249)	(3,736)	(12,910)
(Increase) decrease in prepaid expenses	845	(179)	(1,892)
Increase in deferred costs and other assets	(10,379)	(10,321)	(9,825)
Increase (decrease) in accounts payable	(1,173)	4,735	(11)
Increase (decrease) in accrued liabilities	4,440	(854)	(43)
Increase (decrease) in income tax payable	(17,906)	(2,700)	13,058
Increase (decrease) in deferred credits and other liabilities	14,777	(21,850)	51,262
Net increase in Operating Capital	68,114	49,404	54,157
Net Cash Provided by Operating Activities	339,788	306,400	304,902
Cash flows from investing activities:
Capital expenditures	(514,858)	(187,094)	(430,470)
Collection of insurance receivable		3,607	1,822
Proceeds from sale of assets	218	1,504	330
Net Cash Used by Investing Activities	(514,640)	(181,983)	(428,318)
Cash flows from financing activities:
Principal payments on bank credit facilities	(55,000)	(45,000)	(50,000)
Proceeds from bank credit facilities	345,000		155,000
Principal payments on notes payable	(3,631)
Proceeds from notes payable	9,092
Debt issuance costs paid	(12,322)		(2,611)
Proceeds from exercise of stock options	6,192	847	194
Net Cash Provided (Used) by Financing Activities	289,331	(44,153)	102,583
Net increase (decrease) in cash and cash equivalents	114,479	80,264	(20,833)
Cash and cash equivalents, at beginning of period	180,523	100,259	121,092
Cash and cash equivalents, at end of period	$ 295,002	$ 180,523	$ 100,259

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning Balance at Sep. 30, 2008	$ 64,031	$ 114,804	$ 664,855		$ 843,690
Beginning Balance (in shares) at Sep. 30, 2008	64,031
Net income			250,745		250,745
Restricted stock awards	185	(185)
Restricted stock awards (in shares)	185
Exercise of employee stock options	20	174			194
Exercise of employee stock options (in shares)	20
Stock option and restricted stock award compensation expense		7,664			7,664
Ending Balance at Sep. 30, 2009	64,236	122,457	915,600		1,102,293
Ending Balance (in shares) at Sep. 30, 2009	64,236
Net income			256,996		256,996
Restricted stock awards	145	(145)
Restricted stock awards (in shares)	145
Exercise of employee stock options	62	785			847
Exercise of employee stock options (in shares)	62
Stock option and restricted stock award compensation expense		9,998			9,998
Ending Balance at Sep. 30, 2010	64,443	133,095	1,172,596		1,370,134
Ending Balance (in shares) at Sep. 30, 2010	64,443
Net income			271,674		271,674
Other comprehensive loss				(1,527)	(1,527)
Restricted stock awards	102	(102)
Restricted stock awards (in shares)	102
Exercise of employee stock options	415	5,777			6,192
Exercise of employee stock options (in shares)	415
Stock option and restricted stock award compensation expense		6,314			6,314
Ending Balance at Sep. 30, 2011	$ 64,960	$ 145,084	$ 1,444,270	$ (1,527)	$ 1,652,787
Ending Balance (in shares) at Sep. 30, 2011	64,960

Consolidated Statements Of Comprehensive Income (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income	$ 271,674	$ 256,996	$ 250,745
Loss on interest rate swaps	(1,527)
Other comprehensive loss	(1,527)
Total comprehensive income	$ 270,147	$ 256,996	$ 250,745

Nature Of Operations	12 Months Ended
Sep. 30, 2011
Nature Of Operations
Nature Of Operations

NOTE 1—NATURE OF OPERATIONS

This Annual Report is for Atwood Oceanics, Inc. and its subsidiaries, which are collectively referred to herein as the "Company," "we," "us" or "our" except where stated or the context indicates otherwise. We are an international offshore drilling contractor engaged in the drilling and completion of exploratory and developmental oil and gas wells. We currently own a diversified fleet of 10 mobile offshore drilling units located in the U.S. Gulf of Mexico, South America, the Mediterranean Sea, West Africa, Southeast Asia and Australia and are constructing an ultra-deepwater semisubmersible rig, two ultra-deepwater drillships and three high specification jack-up rigs for delivery in 2012 through 2014. We were founded in 1968 and are headquartered in Houston, Texas with other offices in Australia, Egypt, South Korea, Malaysia, Singapore and the United Kingdom.

Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation

The consolidated financial statements include the accounts of Atwood Oceanics, Inc. and all of its domestic and foreign subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash in banks and highly liquid debt instruments, which mature within three months of the date of purchase.

Foreign exchange

The U.S. Dollar is the functional currency for all areas of our operations. Accordingly, monetary assets and liabilities denominated in foreign currency are re-measured to U.S. Dollars at the rate of exchange in effect at the end of the fiscal year, items of income and expense are re-measured at average monthly rates, and property and equipment and other nonmonetary amounts are re-measured at historical rates. Gains and losses on foreign currency transactions and re-measurements are included in contract drilling costs in our consolidated statements of operations. We recorded foreign exchange losses of  $0.9 million,  $0.1 million and  $0.5 million, during fiscal years 2011, 2010 and 2009, respectively. We did not disclose the re-measurement losses on the statement of cash flows due to the immaterial nature of the amounts.

Accounts receivable

We record trade accounts receivable at the amount we invoice our customers. Our portfolio of accounts receivable is comprised of major international corporate entities and government organizations with stable payment experience. Included within accounts receivable at September 30, 2011, and 2010 are unbilled receivable balances totaling  $1.1 million and  $1.0 million, respectively, which represent amounts for which services have been performed, revenue has been recognized based on contractual provisions and for which collection is deemed probable. Such unbilled amounts were billed subsequent to their respective fiscal year end. Historically, our uncollectible accounts receivable have been immaterial, and typically, we do not require collateral for our receivables. We provide an allowance for uncollectible accounts, as necessary, on a specific identification basis. We have no allowance for doubtful accounts at September 30, 2011 or 2010.

Inventories of material and supplies

Inventories consist of spare parts, material and supplies held for consumption and are stated principally at the lower of average cost or market value, net of reserves for excess and obsolete inventory of  $2.5 million and  $2.0 million at September 30, 2011, and 2010, respectively.

Income taxes

We account for income taxes in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 740. Under ASC 740, deferred income taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end given the provisions of enacted tax laws in each respective jurisdiction. Deferred tax assets are reduced by a valuation allowance when, based upon management's estimates, it is more likely than not that a portion of the deferred tax assets will not be realized in a future period. In addition, we accrue for income tax contingencies, or uncertain tax positions, that we believe are more likely than not exposures. See Note 7 for further discussion.

Property and equipment

Property and equipment are recorded at historical cost. Interest costs related to property under construction are capitalized as a component of construction costs. Interest capitalized during fiscal years 2011, 2010 and 2009 was  $8.2 million,  $3.9 million and  $8.8 million, respectively.

Once rigs and related equipment are placed in service, they are depreciated on the straight-line method over their estimated useful lives, with depreciation discontinued only during the period when a drilling unit is out of service while undergoing a significant upgrade that extends its useful life. Our estimated useful lives of our various classifications of assets are as follows:

Years
Drilling vessels and related equipment Drill pipe Furniture and other	5-35 3 3-10

Effective July 1, 2010, we extended the remaining depreciable life of the Atwood Southern Cross from one year to five years, based upon completion of a life enhancing upgrade, as the rig is technically capable of working over this revised period.

Effective October 1, 2008, we extended the remaining depreciable life of the Seahawk from one year to five years based upon the length of its then current contract commitment coupled with the fact that rig is technically capable of working over this revised period.

Maintenance, repairs and minor replacements are charged against income as incurred. Major replacements and upgrades are capitalized and depreciated over the remaining useful life of the asset, as determined upon completion of the work. The cost and related accumulated depreciation of assets sold, retired or otherwise disposed are removed from the accounts at the time of disposition, and any resulting gain or loss is reflected in the Consolidated Statements of Operations for the applicable periods.

Impairment of property and equipment

We periodically evaluate our property and equipment to determine whether their net carrying value is in excess of their net realizable value. These evaluations are performed when we have sustained significant declines in utilization and day rates, and recovery is not contemplated in the near future. We consider a number of factors such as estimated future cash flows, appraisals and current market value analysis in determining an asset's fair value. Assets are written down to their fair value if the carrying amount of the asset is not recoverable and exceeds its fair value.

We recorded an impairment charge of  $5.0 million during fiscal year 2011 related to certain idled equipment.

Deferred drydocking costs

We defer the costs of scheduled drydocking and charge such costs to contract drilling expense over the period to the next scheduled drydocking (normally 30 months). At September 30, 2011, and 2010, deferred drydocking costs totaling  $2.2 million and  $1.5 million, respectively, were included in Deferred Costs and Other Assets in the accompanying Consolidated Balance Sheets.

Revenue recognition

We account for contract drilling revenue in accordance with the terms of the underlying drilling contract. These contracts generally provide that revenue is earned and recognized on a daily rate (i.e. "day rate") basis, and day rates are typically earned for a particular level of service over the life of a contract. Day rate contracts can be performed for a specified period of time or the time required to drill a specified well or number of wells. Revenues from day rate drilling operations, which are classified under contract drilling services, are recognized on a per day basis as services are performed assuming collectability is reasonably assured.

Deferred fees and costs

Fees received prior to the commencement of the drilling contract as compensation for the cost of relocating drilling rigs from one major operating area to another, equipment and upgrade costs reimbursed by the customer, as well as receipt of advance billings of day rates are recognized as earned on a straight-line method over the expected term of the related drilling contract, as are the day rates associated with such contracts. However, fees received upon termination of a drilling contract are generally recognized as earned during the period termination occurs as the termination fee is usually conditional based on the occurrence of an event as defined in the drilling contract, such as obtaining follow on work to the contract in progress or relocation beyond a certain distance when the contract is completed. In addition, we defer the mobilization costs relating to moving a drilling rig to a new area which are incurred prior to the commencement of the drilling contract and customer requested equipment purchases that will revert to the customer at the end of the applicable drilling contract. We amortize such costs on a straight-line basis over the life of the applicable drilling contract. Contract revenues and drilling costs are reported in the Consolidated Statements of Operations at their gross amounts.

At September 30, 2011 and 2010, deferred fees associated with mobilization, related equipment purchases and upgrades and receipt of advance billings of day rates totaled  $9.6 million and  $7.5 million, respectively. At September 30, 2011 and 2010, deferred costs associated with mobilization and related equipment purchases and upgrades totaled  $2.8 million and  $1.7 million, respectively. Deferred fees and deferred costs are classified as current or long-term deferred credits and deferred costs, respectively, in the accompanying Consolidated Balance Sheets based on the expected term of the applicable drilling contracts.

Share-based compensation

We account for share-based compensation in accordance with ASC 718. Under ASC 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting period of the equity grant). See Note 3 for additional information regarding share-based compensation.

Earnings per common share

Basic and diluted earnings per share, or EPS, have been computed in accordance with ASC 260. Basic EPS excludes dilution and is computed by dividing net income (loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the assumed effect of the issuance of additional shares in connection with the exercise of stock options. In accordance with ASC 718, we have also included the impact of pro forma deferred tax assets in calculating the potential windfall and shortfall tax benefits to determine the amount of diluted shares using the treasury stock method.

The computation of basic and diluted earnings per share under ASC 260 for each of the past three fiscal years is as follows (in thousands, except per share amounts):

	Net Income	Shares	Per Share Amount
Fiscal 2011:
Basic earnings per share	$271,674	64,754	$4.20
Effect of dilutive securities—
Stock options	—	649	(0.05)

Diluted earnings per share	$271,674	65,403	$4.15

Fiscal 2010:
Basic earnings per share	$256,996	64,391	$3.99
Effect of dilutive securities—
Stock options	—	637	(0.04)

Diluted earnings per share	$256,996	65,028	$3.95

Fiscal 2009:
Basic earnings per share	$250,745	64,167	$3.91
Effect of dilutive securities—
Stock options	—	326	(0.02)

Diluted earnings per share	$250,745	64,493	$3.89

The calculation of diluted earnings per share for fiscal years 2011, 2010 and 2009 exclude consideration of shares of common stock which may be issued in connection with outstanding stock options of 664,000, 500,000 and 316,000, respectively, because such options were anti-dilutive. These options could potentially dilute basic EPS in the future.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States ("GAAP") requires management to make extensive use of estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform to the current year presentation. These reclassifications did not affect the Consolidated Financial Statements reported in prior fiscal years

.

Share-Based Compensation	12 Months Ended
Sep. 30, 2011
Share-Based Compensation
Share-Based Compensation

NOTE 3—HARE-BASED COMPENSATION

We account for share-based compensation in accordance with ASC 718. Under ASC 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite service period, which is generally the vesting period of the equity award.

On December 7, 2006, our board of directors adopted, and our stockholders subsequently approved on February 8, 2007, the Atwood Oceanics, Inc. 2007 Long-Term Incentive Plan (as amended, the "2007 Plan"). The effective date of the 2007 Plan was December 7, 2006, and awards may be made under the 2007 Plan through December 7, 2016. Under our 2007 Plan, up to 4,000,000 shares of common stock may be issued to eligible participants in the form of restricted stock awards or upon exercise of stock options granted pursuant to the 2007 Plan. We also maintain two other stock incentive plans approved by our shareholders, the Atwood Oceanics, Inc. Amended and Restated 2001 Stock Incentive Plan (as amended, the "2001 Plan") and the Atwood Oceanics, Inc. 1996 Incentive Equity Plan (as amended, the "1996 Plan"), under which we have outstanding stock options and restricted stock awards. However, no additional options or restricted stock have been awarded under the 2001 or 1996 plans since the implementation of the 2007 Plan. All stock incentive plans currently in effect have been approved by our shareholders.

A summary of shares available for issuance and outstanding stock option and restricted stock awards for our three stock incentive plans as of September 30, 2011 is as follows:

	2007 Plan	2001 Plan	1996 Plan
Shares available for future awards or grants	1,895,274	—	—
Outstanding stock option grants	860,744	594,725	24,000
Outstanding unvested restricted stock awards	559,712	—	—

Awards of restricted stock and stock options have both been granted under our stock incentive plans as of September 30, 2011. We deliver newly issued shares of common stock for restricted stock awards upon vesting and upon exercise of stock options.

We recognize compensation expense on grants of share-based compensation awards on a straight-line basis over the required service period for each award. Unrecognized compensation cost, net of estimated forfeitures, related to awards of stock options and restricted stock and the related remaining weighted-average service period is as follows (in thousands, except average service periods):

	September 30,
	2011	2010
Unrecognized Compensation Cost
Stock options	$4,964	$4,471
Restricted stock awards	6,575	8,714

Total	$11,539	$13,185

Remaining weighted average service period (Years)	2.3	2.2

Stock Options

Under our stock incentive plans, the exercise price of each stock option must be equal to or greater than the fair market value of one share of our common stock on the date of grant, with all outstanding options having a maximum term of 10 years. Options vest ratably over a period ranging from the end of the first to the fourth year from the date of grant for stock options under the 2007 and 2001 Plans and from the end of the second to the fifth year from the grant date under for stock options under the 1996 Plan. Each option is for the purchase of one share of our common stock.

The total fair value of stock options vested during fiscal years 2011, 2010 and 2009 was  $2.7 million,  $3.0 million and  $2.7 million, respectively. The per share weighted-average fair value of stock options granted during fiscal years 2011, 2010 and 2009 was  $15.72,  $14.69 and  $5.75, respectively. We estimate the fair value of each stock option on the date of grant using the Black-Scholes pricing model and the following assumptions:

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Risk-Free Interest Rate	1.9%	2.1%	1.5%
Expected Volatility	44%	43%	42%
Expected Life (Years)	5.2	5.3	5.2
Dividend Yield	None	None	None

The average risk-free interest rate is based on the five-year U.S. treasury security rate in effect as of the grant date. We determined expected volatility using a six-year historical volatility figure and determined the expected term of the stock options using 10 years of historical data. The expected dividend yield is based on the expected annual dividend as a percentage of the market value of our common stock as of the grant date.

A summary of stock option activity for fiscal year 2011 is as follows:

	Number of Options (000s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (000s)
Outstanding at October 1, 2010	1,720	$21.58
Granted	291	$37.41
Exercised	(391)	$15.04		$10,933
Forfeited	(140)	$31.90

Outstanding at September 30, 2011	1,480	$25.44	6.1	$13,198

Exercisable at September 30, 2011	971	$21.01	4.8	$12,971

Restricted Stock

We have awarded restricted stock under the 2007 Plan to certain employees and to our non-employee directors. All current awards of restricted stock to employees are subject to a vesting and restriction period ranging from three to four years, subject to early termination as provided in the 2007 Plan. All awards of restricted stock to non-employee directors are subject to a vesting and restriction period of a minimum of 13 months, subject to early termination as provided in the 2007 Plan. We value restricted stock awards based on the fair market value of our common stock on the date of grant.

A summary of restricted stock activity for fiscal year 2011 is as follows:

	Number of Shares (000s)	Weighted Average Fair Value
Unvested at October 1, 2010	623	$34.27
Granted	172	$37.73
Vested	(102)	$39.53
Forfeited	(133)	$33.56

Unvested at September 30, 2011	560	$34.54

Property And Equipment	12 Months Ended
Sep. 30, 2011
Property And Equipment
Property And Equipment

NOTE 4—PROPERTY AND EQUIPMENT

A summary of property and equipment by classification is as follows (in thousands):

	September 30,
	2011	2010
Drilling vessels and related equipment
Cost	$2,315,419	$1,733,298
Accumulated depreciation	(435,577)	(392,808)

Net book value	1,879,842	1,340,490

Drill pipe
Cost	18,182	15,468
Accumulated depreciation	(13,885)	(13,563)

Net book value	4,297	1,905

Furniture and other
Cost	8,800	7,115
Accumulated depreciation	(5,618)	(5,549)

Net book value	3,182	1,566

Property and equipment, net	$1,887,321	$1,343,961

New Construction Projects

During fiscal year 2008, we entered into construction contracts with Jurong Shipyard Pte. Ltd. to construct two Friede & Goldman ExD Millennium semisubmersible drilling units (the Atwood Osprey and the Atwood Condor). The Atwood Osprey was delivered in April 2011, and the Atwood Condor is scheduled for delivery in the third quarter of fiscal year 2012.

In October 2010, we entered into turnkey construction agreements with PPL Shipyard PTE LTD in Singapore ("PPL") to construct two Pacific Class 400 jack-up drilling units (the Atwood Mako and the Atwood Manta). The Atwood Mako and the Atwood Manta are scheduled for delivery in the fourth quarter of fiscal year 2012 and the first quarter of fiscal year 2013, respectively.

In January 2011, we exercised the first of three option agreements and entered into a turnkey construction agreement with PPL to construct a third Pacific Class 400 jack-up drilling unit (the Atwood Orca). The Atwood Orca is scheduled for delivery in the third quarter of fiscal year 2013.

In January 2011, we entered into a turnkey construction contract with Daewoo Shipbuilding and Marine Engineering Co., Ltd ("DSME") to construct an ultra-deepwater drillship, the Atwood Advantage, at the DSME yard in South Korea. The Atwood Advantage is scheduled for delivery in the fourth quarter of fiscal year 2013.

As of September 30, 2011, we had expended approximately  $650 million towards the construction of our five drilling units under construction. Total remaining firm commitments for our five drilling units under construction were approximately  $1.2 billion at September 30, 2011.

On October 15, 2011, we entered into a turnkey construction contract with DSME to construct an ultra-deepwater drillship, the Atwood Achiever, at the DSME yard in South Korea. The Atwood Achiever is expected to be delivered by June 30, 2014.

Warehouse Fire

On October 25, 2008, a fire occurred in a third party warehouse facility in Houston, Texas that we use to store fleet wide spare capital equipment. In addition, this third party provides international freight forwarding services, and thus, the location was also used as a staging area for equipment shipments to our international fleet. Although the fire was contained primarily to one area of the facility, we did incur significant damage to our fleet spares and other equipment in-transit. At the time of the incident we had insurance to cover the cost of replacing and repairing damaged equipment in excess of a  $1,000 deductible.

As of September 30, 2010, our claim was fully processed and deemed closed by the insurance company. We collected all insurance proceeds equal to our  $6.2 million property loss claim and costs incurred to inspect and evaluate damaged equipment.

Long-Term Debt	12 Months Ended
Sep. 30, 2011
Long-Term Debt
Long-Term Debt

NOTE 5—LONG-TERM DEBT

A summary of long-term debt is as follows (in thousands):

	September 30, 2011	September 30, 2010
2007 credit facility, bearing interest (market adjustable) at approximately 1.1% per annum at September 30, 2010	$—	$180,000
2008 credit facility, bearing interest (market adjustable) at approximately 1.8% per annum at September 30, 2010	$—	$50,000
2011 credit facility bearing interest (market adjustable) at approxiamtely 3.1% per annum at September 30, 2011	$520,000	$—

	$520,000	$230,000

In May 2011, we entered into a  $750 million secured reducing revolving credit agreement with Nordea Bank Finland plc, New York Branch, as Administrative Agent and several lenders (the "2011 Credit Agreement"). The 2011 Credit Agreement includes provisions for incremental commitments up to  $350 million, bringing the total commitment to  $1.1 billion, if exercised. The maturity of the 2011 Credit Agreement is May 2016, subject to acceleration upon certain specified events of default, including but not limited to delinquent payments, bankruptcy filings, material adverse judgments, guarantees or security documents not being in full effect, non-compliance with the Employee Retirement Income Security Act of 1974, cross-defaults under other debt agreements, or a change of control. The 2011 Credit Agreement contains limitations on our ability to incur liens; merge, consolidate or sell substantially all assets; pay cash dividends; incur additional indebtedness; make advances, investments or loans; and transact with affiliates. The 2011 Credit Agreement is secured primarily by first preferred mortgages on six of our active drilling units (the Atwood Aurora, the Atwood Beacon, the Atwood Eagle, the Atwood Falcon, the Atwood Hunter, and the Atwood Osprey).

Borrowings under the 2011 Credit Agreement bear interest of the Eurodollar rate plus a margin of 2.50%. Certain borrowings effectively bear interest at a fixed rate due to our interest rate swaps. See Note 6. The 2011 Credit Agreement also provides for the issuance, when required, of standby letters of credit. Under the 2011 Credit Agreement, we will pay a commitment fee of 1.0% per annum on the unused portion of the underlying commitment. As of September 30, 2011, we have  $227 million of funds available to borrow under this credit facility, with standby letters of credit issued in the aggregate amount of  $3.4 million.

The 2011 Credit Agreement contains various financial covenants that impose a maximum leverage ratio of 4.0 to 1.0, a debt to capitalization ratio of 0.5 to 1.0, a minimum interest expense coverage ratio of 3.0 to 1.0 and a minimum collateral maintenance of 150% of the aggregate amount outstanding under the facility. We were in compliance with all financial covenants under the 2011 Credit Agreement at September 30, 2011. No additional funds have been borrowed under the 2011 Credit Agreement subsequent to September 30, 2011.

We have entered into four  $50.0 million notional interest rate swap agreements to fix the variable interest rate on borrowings under the 2011 Credit Agreement through September 2014. The first three interest rate swap agreements serve to fix the annual rate at approximately 3.6% from July 2011 to September 2014. The fourth interest rate swap agreement serves to fix the annual rate at approximately 3.4% from September 2011 to September 2014.

Prior to the execution of the 2011 Credit Agreement, we had a five-year  $300 million credit facility executed in October 2007 and a five-year  $280 million credit facility executed in November 2008, both of which were retired during May 2011 with funding from the 2011 Credit Agreement.

Interest Rate Swaps	12 Months Ended
Sep. 30, 2011
Interest Rate Swaps
Interest Rate Swaps

NOTE 6—INTEREST RATE SWAPS

We are exposed to interest rate risk on borrowings under the 2011 Credit Agreement. Our variable rate debt exposes us to short-term changes in market interest rates as our interest obligations on these instruments are periodically re-determined based on the prevailing Eurodollar rate. We enter into interest rate swaps to limit our exposure to fluctuations and volatility in interest rates. We do not engage in derivative transactions for speculative or trading purposes and we are not a party to leveraged derivatives.

In the fourth quarter of fiscal year 2011, we entered into four  $50.0 million notional interest rate swaps to fix the variable interest rate on borrowings under the 2011 Credit Agreement through September 2014. Three of these interest rate swap agreements serve to fix the annual rate at approximately 3.6% from July 2011 to September 2014. A fourth interest rate swap agreement serves to fix the annual rate at approximately 3.4% from September 2011 to September 2014.

Fair Value of Derivatives

In accordance with ASC 815, Derivatives and Hedging, the following table presents the fair value of our cash flow hedge derivative contracts included in the Consolidated Balance Sheets as of September 31, 2011 and 2010 (See Note 10 for additional information regarding Fair Value Measurements):

		September 30,
Type of Contract	Balance Sheet Classification	2011	2010
Short term interest rate swaps	Accrued liabilities	$988	$—
Long term interest rate swaps	Other long-term liabilities	631	—

Total derivative contracts, net		$1,619	$—

We recognized an unrealized loss of approximately  $1.6 million in Other Comprehensive Income ("OCI") as a result of changes in fair value of our interest rate derivatives during fiscal year 2011. No gain or loss was recognized in OCI during fiscal year 2010.

Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes
Income Taxes

NOTE 7—INCOME TAXES

Domestic and foreign income before income taxes for the three-year period ended September 30, 2011, is as follows (in thousands):

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Domestic loss	$(22,954)	$(24,550)	$(9,492)
Foreign income	347,801	344,529	305,923

	$324,847	$319,979	$296,431

The provision (benefit) for domestic and foreign taxes on income consists of the following (in thousands):

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Current - domestic	$29	$(34)	$160
Deferred - domestic	(980)	6,813	(4,335)
Current - foreign	54,209	58,218	50,052
Deferred - foreign	(85)	(2,014)	(191)

	$53,173	$62,983	$45,686

Deferred Taxes

The components of the deferred income tax assets (liabilities) as of September 30, 2011 and 2010 are as follows (in thousands):

	September 30,
	2011	2010
Deferred tax assets -
Net operating loss carryforwards	$16,014	$10,089
Tax credit carryforwards	1,618	730
Stock option compensation expense	7,105	6,298
Book accruals	3,273	3,157

	28,010	20,274

Deferred tax liabilities -
Difference in book and tax basis of equipment	(12,222)	(13,935)

	(12,222)	(13,935)

Net deferred tax assets (liabilities) before valuation allowance	15,788	6,339
Valuation allowance	(25,568)	(17,184)

	$(9,780)	$(10,845)

Net current deferred tax assets	$—	$—
Net noncurrent deferred tax liabilities	(9,780)	(10,845)

	$(9,780)	$(10,845)

For fiscal year 2011, we recorded a valuation allowance of  $8.4 million on net deferred tax assets primarily related to our United States net operating loss carry forward. The gross amount of federal net operating loss carry forwards as of September 30, 2011 is estimated to be  $83.2 million, which will begin to expire in 2025. Management does not expect that our tax credit carry forward of  $1.6 million will be utilized to offset future tax obligations before the credits begin to expire in 2012. Thus, a corresponding valuation allowance of  $1.6 million is recorded as of September 30, 2011.

We have approximately  $12.9 million of windfall tax benefits from previous stock option exercises that have not been recognized as of September, 30, 2011. Pursuant to ASC 718, this amount will not be recognized until the deduction would reduce our United States income taxes payable. At such time, the amount will be recorded as an increase to paid-in-capital. We apply the "with-and-without" approach when utilizing certain tax attributes whereby windfall tax benefits are used last to offset taxable income.

We do not record federal income taxes on the undistributed earnings of our foreign subsidiaries that we consider to be permanently reinvested in foreign operations. The cumulative amount of such undistributed earnings was approximately  $1.3 billion at September 30, 2011. It is not practicable to estimate the amount of any deferred tax liability associated with the undistributed earnings.

We record estimated accrued interest and penalties related to uncertain tax positions in income tax expense. At September 30, 2011, we had approximately  $16.8 million of reserves for uncertain tax positions, including estimated accrued interest and penalties of  $4.9 million, which are included in Other Long Term Liabilities in the Consolidated Balance Sheet. All  $16.8 million of the net uncertain tax liabilities would affect the effective tax rate if recognized. A summary of activity related to the net uncertain tax positions including penalties and interest for fiscal year 2011 is as follows:

Liability for Uncertain Tax Positions
Balance at October 1, 2010	$9,968
Increases based on tax positions related to prior fiscal years	5,959
Increases based on tax positions related to current fiscal year	877

Balance at September 30, 2011	$16,804

Our United States tax returns for fiscal year 2008 and subsequent years remain subject to examination by tax authorities. As we conduct business globally, we have various tax years remaining open to examination in our international tax jurisdictions, including tax returns in Australia for fiscal years 2006 through 2011, as well as returns in Equatorial Guinea for calendar years 2006 through 2010. Although we cannot predict the outcome of ongoing or future tax examinations, we do not anticipate that the ultimate resolution of these examinations will have a material impact on our consolidated financial position, results of operations or cash flows.

As a result of working in foreign jurisdictions, we earned a high level of operating income in certain nontaxable and deemed profit tax jurisdictions, which significantly reduced our effective tax rate for fiscal years 2011, 2010 and 2009 when compared to the United States statutory rate. There were no significant transactions that materially impacted our effective tax for fiscal years 2011, 2010 or 2009. The differences between the United States statutory and our effective income tax rate are as follows:

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Statutory income tax rate	35%	35%	35%
Resolution of prior period tax items		1	(1)
Increase in tax rate resulting from -
Valuation allowance		2
Increases to the reserve for uncertain tax positions	2	1	1
Decrease in tax rate resulting from -
Foreign tax rate differentials, net of foreign tax credit utilization	(23)	(19)	(20)

Effective income tax rate	16%	20%	15%

Capital Stock	12 Months Ended
Sep. 30, 2011
Capital Stock
Capital Stock

NOTE 8—CAPITAL STOCK

Preferred Stock

We are authorized to issue 1.0 million shares of preferred stock with no par value. In October 2002, we designated Series A Junior Participating Preferred Stock in connection with the Rights Agreement described below. No preferred shares have been issued.

Rights Agreement

In September 2002, we authorized and declared a dividend of one Right (as defined in the Rights Agreement effective October 18, 2002, which governs the Rights) for each outstanding share of common stock as of November 5, 2002, subject to lender approval and consent, which was obtained. One Right is also associated with each share of common stock that becomes outstanding after November 5, 2002, but before the earliest of the date on which (i) the Rights become exercisable, (ii) the Rights are redeemed by us or (iii) the Rights expire, which is November 5, 2012. The Rights are not exercisable until a person or group of affiliated or associated persons begin to acquire or acquires beneficial ownership of 15% or more of our outstanding common stock. This provision does not apply to shareholders already holding 15% or more of our outstanding common stock as of November 5, 2002, until they acquire an additional 5%.

When exercisable, each Right entitles the registered holder to purchase from us one four-thousandth of a share of our Series A Junior Participating Preferred Stock, no par value, at a price of  $150 upon the exercise of each Right. The redemption price of each Right is  $0.0025. The Rights are subject to adjustment for certain future events including any future stock splits. At September 30, 2011, 500,000 preferred shares have been reserved for issuance in the event that Rights are exercised.

Retirement Plans	12 Months Ended
Sep. 30, 2011
Retirement Plans
Retirement Plans

NOTE 9—RETIREMENT PLANS

We have two qualified defined contribution retirement plans (the "Retirement Plans") under which qualified participants may make contributions, which together with our contributions, can be up to 100% of their compensation, as defined, to a maximum of  $49,000. In the first month following the date of hire, an employee can elect to become a participant in a Retirement Plan. Under the Plans, participant contributions of 1% to 5% matched on a 2 to 1 basis. Our contributions vest 100% to each participant after three years of service with us including any period of ineligibility mandated by the Plans. If a participant terminates employment before becoming fully vested, the unvested portion is credited to our account and can be used only to offset our future contribution requirements.

During fiscal years 2011 and 2010, forfeitures of  $0.3 million and  $0.3 million, respectively, were used to reduce our cash contribution requirements while no forfeitures were used in fiscal year 2009. In fiscal years 2011, 2010 and 2009, our actual cash contributions totaled approximately  $4.3 million,  $5.2 million and  $4.9 million, respectively. As of September 30, 2011, there were approximately  $0.2 million of contribution forfeitures, which can be used to reduce our future cash contribution requirements.

Fair Value Of Financial Instruments	12 Months Ended
Sep. 30, 2011
Fair Value Of Financial Instruments
Fair Value Of Financial Instruments

NOTE 10—FAIR VALUE OF FINANCIAL INSTRUMENTS

On October 1, 2008, we adopted, without any impact to our financial position, operating results or cash flows, the provisions of ASC 820, for our financial assets and liabilities with respect to which we have recognized or disclosed at fair value on a recurring basis. We apply the guidance provided under ASC 820 to our financial assets and liabilities and nonfinancial liabilities that are measured and reported at fair value on a recurring basis.

The carrying amounts of our cash and cash equivalents, accounts receivables and payables are based on fair value due to the short-term maturity thereof. The carrying amount of our floating rate date is based on the fair value because such debt bears short-term, market-based interest rates. In addition, we record our interest rate swaps at their fair value. See Note 6.

Fair Value Measurements

We have certain liabilities that we have classified and disclosed fair value measurements using the following levels of the fair value hierarchy:

Level 1:    Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2:    Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:    Measurement based on prices or valuation models that require inputs that are both significant to the fair value measurement and less observable for objective sources (i.e., supported by little or no market activity).

Assets and liabilities measured at fair value are classified based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, which may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels as described in ASC 820. The determination of the fair values, stated below, takes into account the market for our financial assets and liabilities, the associated credit risk and other factors as required by ASC 820. We consider active markets as those in which transactions for the assets or liabilities occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

The fair values of our interest rate swaps are based upon quotes obtained from counterparties to the derivative contracts. We review other readily available market prices for our derivative contracts as there is an active market for these contracts. We have access to documented valuation models used by our counterparties or other market participants. Included in these models are discount factors that are used to estimate values in the derivative transaction calculations. Based on the inputs for the fair value measurement, we have classified our derivative contract liabilities as Level 2.

The following table sets forth the estimated fair value of our financial instruments recognized at fair value as of September 30, 2011:

	Fair Value Measurements			Liabilities at
Liabilities	Level 1	Level 2	Level 3	Fair Value
Interest Rate Swaps	$—	$1,619	$—	$1,619

We record the interest rate derivative contracts at fair value on our consolidated balance sheets. Hedging effectiveness is evaluated at each quarter end using the "Dollar Off-Set Method". Each quarter changes in the fair values will be recorded on balance sheet prospectively, with an offset to Other Comprehensive Income ("OCI").

For interest rate swaps, we evaluate all material terms between the swap and the underlying debt obligation. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings. The amount of the gain or loss recorded in the income statement will be equal to the amount of ineffectiveness, if any. No income or loss was recognized during fiscal years 2011, 2010 or 2009 due to hedge ineffectiveness.

Concentration Of Market And Credit Risk	12 Months Ended
Sep. 30, 2011
Concentration Of Market And Credit Risk
Concentration Of Market And Credit Risk

NOTE 11—CONCENTRATION OF MARKET AND CREDIT RISK

All of our customers are in the oil and gas offshore exploration and production industry. This industry concentration has the potential to impact our overall exposure to market and credit risks, either positively or negatively, in that our customers could be affected by similar changes in economic, industry or other conditions. However, we believe that the credit risk posed by this industry concentration is offset by the creditworthiness of our customer base.

Revenues from significant customers are as follows (in thousands):

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Chevron Australia	$199,685	81,577	—
Sarawak Shell Bhd.	138,836	84,617	81,538
Kosmos Energy Ghana Inc.	136,205	90,936	—
Noble Energy Mediterranean, Ltd.	—	—	149,603
Woodside Energy Ltd.	—	—	114,637

Commitments And Contingencies	12 Months Ended
Sep. 30, 2011
Commitments And Contingencies
Commitments And Contingencies

NOTE 12—COMMITMENTS AND CONTINGENCIES

Operating Leases

Future minimum lease payments for operating leases for fiscal years ending September 30 are as follows (in thousands):

2012	$1,484
2013	$1,280
2014	$1,258
2015	$290
2016	$0

Total rent expense under operating leases was approximately  $4.4 million,  $4.8 million and  $4.1 million for fiscal years ended September 30, 2011, 2010, and 2009, respectively.

Litigation

We are party to a number of lawsuits which are ordinary, routine litigation incidental to our business, the outcome of which is not expected to have, either individually or in the aggregate, a material adverse effect on our financial position, results of operations or cash flows.

Other Matters

The Atwood Beacon operated in India from early December 2006 to the end of July 2008. A service tax in India was enacted in 2004 on revenues derived from seismic and exploration activities. This service tax law was subsequently amended in June 2007 and again in May 2008 to state that revenues derived from mining services and drilling services were specifically subject to this service tax. The contract terms with our customer in India provided that any liability incurred by us related to any taxes pursuant to laws not in effect at the time the contract was executed in 2005 was to be reimbursed by our customer. We believe any service taxes assessed by the Indian tax authorities under the 2007 or 2008 amendments are an obligation of our customer. Our customer is disputing this obligation on the basis that revenues derived from drilling services were taxable under the initial 2004 law and are, therefore, our obligation.

After reviewing the status of the drilling service we provided to our customer, the Indian tax authorities assessed service tax obligations on revenues derived from the Atwood Beacon commencing on June 1, 2007. The relevant Indian tax authority issued an extensive written ruling setting forth the application of the June 1, 2007 service tax regulation and confirming the position that drilling services, including the services performed under our contract with our customer prior to June 1, 2007, were not covered by the 2004 service tax law. The ruling of the Indian tax authority is currently subject to the review of the Tax Appeal Tribunal.

As of September 30, 2011, we have paid to the Indian government  $10.1 million in service taxes and have accrued  $1.8 million of additional service tax obligations in accrued liabilities on our consolidated balance sheets, for a total of  $11.9 million relating to service taxes. We have recorded a corresponding  $11.8 million long-term other receivable due from our customer relating to service taxes due under the contract. We intend to pursue collection of such amounts from our customer.

Supplemental Cash Flow Information	12 Months Ended
Sep. 30, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

NOTE 13—SUPPLEMENTAL CASH FLOW INFORMATION

	Years Ended September 30,
	2011	2010	2009
Cash paid during the period for:
Domestic and foreign income taxes	$55,062	$65,024	$40,713

Interest, net of amounts capitalized	$3,703	$1,656	$2,144

Non-cash activities:
Increase in insurance receivable related to reduction in value of spare capital equipment and inventory	$—	$—	$2,518

Increase in accounts payable and accrued liabilities related to capital expenditures	$77,164	$10,616	$7,579

Recently Issued Accounting Pronouncements	12 Months Ended
Sep. 30, 2011
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

NOTE 14—RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2011, the Financial Accounting Standards Board ("FASB"), issued Accounting Standards Update ("ASU") 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which amends the presentation requirements for comprehensive income and requires that all non-owner changes in stockholders' equity be presented either as a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, the update requires presentation of reclassification adjustments on the face of the financial statement. The update is effective for interim and annual periods beginning after December 15, 2011, with early adoption permitted. We adopted the amendments in this update on June 30 with no material impact on our consolidated financial statements or disclosures in our financial statements.

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS". The amendment clarifies existing fair value measurement and disclosure requirements, amends certain fair value measurement principles and requires additional disclosures about fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. We will adopt the accounting standards effective January 1, 2012. We do not expect that our adoption will have a material effect on our financial statements or disclosures in our financial statements.

In April 2010, the FASB issued ASU 2010-13, "Compensation—Stock Compensation" (Topic 718). The amendment provides updated guidance on the classification of a share-based payment award as either equity or a liability. The objective of this update is to address the classification of an employee share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades. A share-based payment award that contains a condition that is not a market, performance, or service condition is required to be classified as a liability. We adopted the amendments in this update on October 1, 2010, with no material impact on our financial statements or disclosures in our financial statements.

Operations By Geographic Areas	12 Months Ended
Sep. 30, 2011
Operations By Geographic Areas
Operations By Geographic Areas

NOTE 15—OPERATIONS BY GEOGRAPHIC AREAS

We report our offshore contract drilling operation as a single reportable segment: Offshore Contract Drilling Services. The consolidation of our offshore contract drilling operations into one reportable segment is attributable to how we manage our business, including the nature of services provided and the type of customers of such services and the fact that all of our drilling fleet are dependent upon and able to service the worldwide oil industry. The mobile offshore drilling units and related equipment comprising our offshore rig fleet operate in a single, global market for contract drilling services and are often redeployed globally due to changing demands of our customers, which consist largely of major integrated oil and natural gas companies and independent oil and natural gas companies. Our offshore contract drilling services segment currently conducts offshore contract drilling operations located in the U.S. Gulf of Mexico, South America, the Mediterranean Sea, West Africa, Southeast Asia and Australia.

The accounting policies of our reportable segment are the same as those described in the summary of significant accounting policies (see Note 2). We evaluate the performance of our operating segment based on revenues from external customers and segment profit. A summary of revenues and operating margin for the fiscal years ended September 30, 2011, 2010 and 2009 and identifiable assets by geographic areas as of September 30, 2011, 2010 and 2009 is as follows (in thousands):

	Fiscal	Fiscal	Fiscal
	2011	2010	2009
REVENUES:
North & South America	$45,242	$10,065	$19,055
Southeast Asia & India	187,717	188,180	162,888
Mediterranean & Black Sea	28,486	46,622	169,828
Africa	183,946	271,583	89,601
Australia	199,685	134,112	145,135

TOTAL REVENUES	$645,076	$650,562	$586,507

OPERATING INCOME (EXPENSE):
North & South America	$(30,392)	$(12,204)	$48,535
Southeast Asia & India	129,799	132,192	42,025
Mediterranean & Black Sea	15,385	15,931	141,133
Africa	116,581	154,298	14,301
Australia	96,724	72,743	84,087
Corporate general and administrative expenses	563	(40,620)	(31,639)

TOTAL OPERATING INCOME (EXPENSE)	$328,660	$322,340	$298,442

TOTAL ASSETS:
North & South America	$292,808	$90,496	$61,982
Southeast Asia & India	904,581	974,050	750,141
Mediterranean & Black Sea	12,114	239,017	225,332
Africa	303,595	230,677	238,700
Australia	813,554	154,055	192,330
Other	48,739	36,145	40,917

TOTAL ASSETS	$2,375,391	$1,724,440	$1,509,402

Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

NOTE 16—QUARTERLY FINANCIAL DATA (UNAUDITED)

Summarized quarterly results for fiscal years 2011 and 2010 are as follows (in thousands, except per share amounts):

	Quarters ended (1)
	December 31	March 31	June 30	September 30
Fiscal 2011
Revenues	$146,286	$159,085	$162,147	$177,558
Income before income taxes	63,240	90,485	87,203	83,919
Net income	52,850	70,611	75,285	72,928
Earnings per common share -
Basic	0.82	1.09	1.16	1.13
Diluted	0.81	1.08	1.15	1.12

Fiscal 2010
Revenues	$164,243	$159,069	$166,637	$160,613
Income before income taxes	81,255	77,018	84,847	76,859
Net income	66,984	66,755	58,994	64,229
Earnings per common share -
Basic	1.04	1.04	0.92	1.00
Diluted	1.03	1.03	0.91	0.99

(1)	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies
Consolidation

Consolidation

The consolidated financial statements include the accounts of Atwood Oceanics, Inc. and all of its domestic and foreign subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash And Cash Equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash in banks and highly liquid debt instruments, which mature within three months of the date of purchase.
Foreign Exchange

Foreign exchange

The U.S. Dollar is the functional currency for all areas of our operations. Accordingly, monetary assets and liabilities denominated in foreign currency are re-measured to U.S. Dollars at the rate of exchange in effect at the end of the fiscal year, items of income and expense are re-measured at average monthly rates, and property and equipment and other nonmonetary amounts are re-measured at historical rates. Gains and losses on foreign currency transactions and re-measurements are included in contract drilling costs in our consolidated statements of operations. We recorded foreign exchange losses of  $0.9 million,  $0.1 million and  $0.5 million, during fiscal years 2011, 2010 and 2009, respectively. We did not disclose the re-measurement losses on the statement of cash flows due to the immaterial nature of the amounts.

Accounts Receivable

Accounts receivable

We record trade accounts receivable at the amount we invoice our customers. Our portfolio of accounts receivable is comprised of major international corporate entities and government organizations with stable payment experience. Included within accounts receivable at September 30, 2011, and 2010 are unbilled receivable balances totaling  $1.1 million and  $1.0 million, respectively, which represent amounts for which services have been performed, revenue has been recognized based on contractual provisions and for which collection is deemed probable. Such unbilled amounts were billed subsequent to their respective fiscal year end. Historically, our uncollectible accounts receivable have been immaterial, and typically, we do not require collateral for our receivables. We provide an allowance for uncollectible accounts, as necessary, on a specific identification basis. We have no allowance for doubtful accounts at September 30, 2011 or 2010.

Inventories Of Material And Supplies

Inventories of material and supplies

Inventories consist of spare parts, material and supplies held for consumption and are stated principally at the lower of average cost or market value, net of reserves for excess and obsolete inventory of  $2.5 million and  $2.0 million at September 30, 2011, and 2010, respectively.

Income Taxes

Income taxes

We account for income taxes in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 740. Under ASC 740, deferred income taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end given the provisions of enacted tax laws in each respective jurisdiction. Deferred tax assets are reduced by a valuation allowance when, based upon management's estimates, it is more likely than not that a portion of the deferred tax assets will not be realized in a future period. In addition, we accrue for income tax contingencies, or uncertain tax positions, that we believe are more likely than not exposures. See Note 7 for further discussion.

Property And Equipment

Property and equipment

Property and equipment are recorded at historical cost. Interest costs related to property under construction are capitalized as a component of construction costs. Interest capitalized during fiscal years 2011, 2010 and 2009 was  $8.2 million,  $3.9 million and  $8.8 million, respectively.

Once rigs and related equipment are placed in service, they are depreciated on the straight-line method over their estimated useful lives, with depreciation discontinued only during the period when a drilling unit is out of service while undergoing a significant upgrade that extends its useful life. Our estimated useful lives of our various classifications of assets are as follows:

Years
Drilling vessels and related equipment Drill pipe Furniture and other	5-35 3 3-10

Effective July 1, 2010, we extended the remaining depreciable life of the Atwood Southern Cross from one year to five years, based upon completion of a life enhancing upgrade, as the rig is technically capable of working over this revised period.

Effective October 1, 2008, we extended the remaining depreciable life of the Seahawk from one year to five years based upon the length of its then current contract commitment coupled with the fact that rig is technically capable of working over this revised period.

Maintenance, repairs and minor replacements are charged against income as incurred. Major replacements and upgrades are capitalized and depreciated over the remaining useful life of the asset, as determined upon completion of the work. The cost and related accumulated depreciation of assets sold, retired or otherwise disposed are removed from the accounts at the time of disposition, and any resulting gain or loss is reflected in the Consolidated Statements of Operations for the applicable periods.

Impairment Of Property And Equipment

Impairment of property and equipment

We periodically evaluate our property and equipment to determine whether their net carrying value is in excess of their net realizable value. These evaluations are performed when we have sustained significant declines in utilization and day rates, and recovery is not contemplated in the near future. We consider a number of factors such as estimated future cash flows, appraisals and current market value analysis in determining an asset's fair value. Assets are written down to their fair value if the carrying amount of the asset is not recoverable and exceeds its fair value.

We recorded an impairment charge of  $5.0 million during fiscal year 2011 related to certain idled equipment.

Deferred Drydocking Costs

Deferred drydocking costs

We defer the costs of scheduled drydocking and charge such costs to contract drilling expense over the period to the next scheduled drydocking (normally 30 months). At September 30, 2011, and 2010, deferred drydocking costs totaling  $2.2 million and  $1.5 million, respectively, were included in Deferred Costs and Other Assets in the accompanying Consolidated Balance Sheets.

Revenue Recognition

Revenue recognition

We account for contract drilling revenue in accordance with the terms of the underlying drilling contract. These contracts generally provide that revenue is earned and recognized on a daily rate (i.e. "day rate") basis, and day rates are typically earned for a particular level of service over the life of a contract. Day rate contracts can be performed for a specified period of time or the time required to drill a specified well or number of wells. Revenues from day rate drilling operations, which are classified under contract drilling services, are recognized on a per day basis as services are performed assuming collectability is reasonably assured.

Deferred Fees And Costs

Deferred fees and costs

Fees received prior to the commencement of the drilling contract as compensation for the cost of relocating drilling rigs from one major operating area to another, equipment and upgrade costs reimbursed by the customer, as well as receipt of advance billings of day rates are recognized as earned on a straight-line method over the expected term of the related drilling contract, as are the day rates associated with such contracts. However, fees received upon termination of a drilling contract are generally recognized as earned during the period termination occurs as the termination fee is usually conditional based on the occurrence of an event as defined in the drilling contract, such as obtaining follow on work to the contract in progress or relocation beyond a certain distance when the contract is completed. In addition, we defer the mobilization costs relating to moving a drilling rig to a new area which are incurred prior to the commencement of the drilling contract and customer requested equipment purchases that will revert to the customer at the end of the applicable drilling contract. We amortize such costs on a straight-line basis over the life of the applicable drilling contract. Contract revenues and drilling costs are reported in the Consolidated Statements of Operations at their gross amounts.

At September 30, 2011 and 2010, deferred fees associated with mobilization, related equipment purchases and upgrades and receipt of advance billings of day rates totaled  $9.6 million and  $7.5 million, respectively. At September 30, 2011 and 2010, deferred costs associated with mobilization and related equipment purchases and upgrades totaled  $2.8 million and  $1.7 million, respectively. Deferred fees and deferred costs are classified as current or long-term deferred credits and deferred costs, respectively, in the accompanying Consolidated Balance Sheets based on the expected term of the applicable drilling contracts.

Share-Based Compensation

Share-based compensation

We account for share-based compensation in accordance with ASC 718. Under ASC 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite service period (generally the vesting period of the equity grant). See Note 3 for additional information regarding share-based compensation.

Earnings Per Common Share

Earnings per common share

Basic and diluted earnings per share, or EPS, have been computed in accordance with ASC 260. Basic EPS excludes dilution and is computed by dividing net income (loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the assumed effect of the issuance of additional shares in connection with the exercise of stock options. In accordance with ASC 718, we have also included the impact of pro forma deferred tax assets in calculating the potential windfall and shortfall tax benefits to determine the amount of diluted shares using the treasury stock method.

The computation of basic and diluted earnings per share under ASC 260 for each of the past three fiscal years is as follows (in thousands, except per share amounts):

	Net Income	Shares	Per Share Amount
Fiscal 2011:
Basic earnings per share	$271,674	64,754	$4.20
Effect of dilutive securities—
Stock options	—	649	(0.05)

Diluted earnings per share	$271,674	65,403	$4.15

Fiscal 2010:
Basic earnings per share	$256,996	64,391	$3.99
Effect of dilutive securities—
Stock options	—	637	(0.04)

Diluted earnings per share	$256,996	65,028	$3.95

Fiscal 2009:
Basic earnings per share	$250,745	64,167	$3.91
Effect of dilutive securities—
Stock options	—	326	(0.02)

Diluted earnings per share	$250,745	64,493	$3.89

The calculation of diluted earnings per share for fiscal years 2011, 2010 and 2009 exclude consideration of shares of common stock which may be issued in connection with outstanding stock options of 664,000, 500,000 and 316,000, respectively, because such options were anti-dilutive. These options could potentially dilute basic EPS in the future.

Use Of Estimates

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States ("GAAP") requires management to make extensive use of estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform to the current year presentation. These reclassifications did not affect the Consolidated Financial Statements reported in prior fiscal years

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies
Estimated Useful Lives Of Assets

Years
Drilling vessels and related equipment Drill pipe Furniture and other	5-35 3 3-10

Computation Of Basic And Diluted Earnings Per Share

	Net Income	Shares	Per Share Amount
Fiscal 2011:
Basic earnings per share	$271,674	64,754	$4.20
Effect of dilutive securities—
Stock options	—	649	(0.05)

Diluted earnings per share	$271,674	65,403	$4.15

Fiscal 2010:
Basic earnings per share	$256,996	64,391	$3.99
Effect of dilutive securities—
Stock options	—	637	(0.04)

Diluted earnings per share	$256,996	65,028	$3.95

Fiscal 2009:
Basic earnings per share	$250,745	64,167	$3.91
Effect of dilutive securities—
Stock options	—	326	(0.02)

Diluted earnings per share	$250,745	64,493	$3.89

Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2011
Share-Based Compensation
Schedule Of Share And Stock Option Data

	2007 Plan	2001 Plan	1996 Plan
Shares available for future awards or grants	1,895,274	—	—
Outstanding stock option grants	860,744	594,725	24,000
Outstanding unvested restricted stock awards	559,712	—	—

Schedule Of Unrecognized Compensation Cost

	September 30,
	2011	2010
Unrecognized Compensation Cost
Stock options	$4,964	$4,471
Restricted stock awards	6,575	8,714

Total	$11,539	$13,185

Remaining weighted average service period (Years)	2.3	2.2

Fair Value Assumptions

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Risk-Free Interest Rate	1.9%	2.1%	1.5%
Expected Volatility	44%	43%	42%
Expected Life (Years)	5.2	5.3	5.2
Dividend Yield	None	None	None

Stock Option Activity

	Number of Options (000s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (000s)
Outstanding at October 1, 2010	1,720	$21.58
Granted	291	$37.41
Exercised	(391)	$15.04		$10,933
Forfeited	(140)	$31.90

Outstanding at September 30, 2011	1,480	$25.44	6.1	$13,198

Exercisable at September 30, 2011	971	$21.01	4.8	$12,971

Summary Of Restricted Stock Activity

	Number of Shares (000s)	Weighted Average Fair Value
Unvested at October 1, 2010	623	$34.27
Granted	172	$37.73
Vested	(102)	$39.53
Forfeited	(133)	$33.56

Unvested at September 30, 2011	560	$34.54

Property And Equipment (Tables)	12 Months Ended
Sep. 30, 2011
Property And Equipment
A summary of property and equipment by classification

	September 30,
	2011	2010
Drilling vessels and related equipment
Cost	$2,315,419	$1,733,298
Accumulated depreciation	(435,577)	(392,808)

Net book value	1,879,842	1,340,490

Drill pipe
Cost	18,182	15,468
Accumulated depreciation	(13,885)	(13,563)

Net book value	4,297	1,905

Furniture and other
Cost	8,800	7,115
Accumulated depreciation	(5,618)	(5,549)

Net book value	3,182	1,566

Property and equipment, net	$1,887,321	$1,343,961

Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2011
Long-Term Debt
Schedule Of Long-Term Debt

	September 30, 2011	September 30, 2010
2007 credit facility, bearing interest (market adjustable) at approximately 1.1% per annum at September 30, 2010	$—	$180,000
2008 credit facility, bearing interest (market adjustable) at approximately 1.8% per annum at September 30, 2010	$—	$50,000
2011 credit facility bearing interest (market adjustable) at approxiamtely 3.1% per annum at September 30, 2011	$520,000	$—

	$520,000	$230,000

Interest Rate Swaps (Tables)	12 Months Ended
Sep. 30, 2011
Interest Rate Swaps
Fair Values And Locations Of Derivative Instruments Recorded On The Balance Sheet

		September 30,
Type of Contract	Balance Sheet Classification	2011	2010
Short term interest rate swaps	Accrued liabilities	$988	$—
Long term interest rate swaps	Other long-term liabilities	631	—

Total derivative contracts, net		$1,619	$—

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes
Schedule Of Income Before Income Tax, Domestic And Foreign

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Domestic loss	$(22,954)	$(24,550)	$(9,492)
Foreign income	347,801	344,529	305,923

	$324,847	$319,979	$296,431

Schedule Of Components Of Income Tax Provision (Benefit)

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Current - domestic	$29	$(34)	$160
Deferred - domestic	(980)	6,813	(4,335)
Current - foreign	54,209	58,218	50,052
Deferred - foreign	(85)	(2,014)	(191)

	$53,173	$62,983	$45,686

Schedule Of Deferred Tax Assets And Liabilities

	September 30,
	2011	2010
Deferred tax assets -
Net operating loss carryforwards	$16,014	$10,089
Tax credit carryforwards	1,618	730
Stock option compensation expense	7,105	6,298
Book accruals	3,273	3,157

	28,010	20,274

Deferred tax liabilities -
Difference in book and tax basis of equipment	(12,222)	(13,935)

	(12,222)	(13,935)

Net deferred tax assets (liabilities) before valuation allowance	15,788	6,339
Valuation allowance	(25,568)	(17,184)

	$(9,780)	$(10,845)

Net current deferred tax assets	$—	$—
Net noncurrent deferred tax liabilities	(9,780)	(10,845)

	$(9,780)	$(10,845)

Summary Of Activity Related To Net Uncertain Tax Positions

Liability for Uncertain Tax Positions
Balance at October 1, 2010	$9,968
Increases based on tax positions related to prior fiscal years	5,959
Increases based on tax positions related to current fiscal year	877

Balance at September 30, 2011	$16,804

Schedule Of Effective Income Tax Rate Reconciliation

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Statutory income tax rate	35%	35%	35%
Resolution of prior period tax items		1	(1)
Increase in tax rate resulting from -
Valuation allowance		2
Increases to the reserve for uncertain tax positions	2	1	1
Decrease in tax rate resulting from -
Foreign tax rate differentials, net of foreign tax credit utilization	(23)	(19)	(20)

Effective income tax rate	16%	20%	15%

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Fair Value Of Financial Instruments
Estimated Fair Value Of Financial Instruments

	Fair Value Measurements			Liabilities at
Liabilities	Level 1	Level 2	Level 3	Fair Value
Interest Rate Swaps	$—	$1,619	$—	$1,619

Concentration Of Market And Credit Risk (Tables)	12 Months Ended
Sep. 30, 2011
Concentration Of Market And Credit Risk
Schedule Of Revenue By Major Customers

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Chevron Australia	$199,685	81,577	—
Sarawak Shell Bhd.	138,836	84,617	81,538
Kosmos Energy Ghana Inc.	136,205	90,936	—
Noble Energy Mediterranean, Ltd.	—	—	149,603
Woodside Energy Ltd.	—	—	114,637

Commitments And Contingencies (Tables)	12 Months Ended
Sep. 30, 2011
Commitments And Contingencies
Schedule Of Future Minimum Lease Payments For Operating Leases

2012	$1,484
2013	$1,280
2014	$1,258
2015	$290
2016	$0

Supplemental Cash Flow Information (Tables)	12 Months Ended
Sep. 30, 2011
Supplemental Cash Flow Information
Summary Of Supplemental Cash Flow Information

	Years Ended September 30,
	2011	2010	2009
Cash paid during the period for:
Domestic and foreign income taxes	$55,062	$65,024	$40,713

Interest, net of amounts capitalized	$3,703	$1,656	$2,144

Non-cash activities:
Increase in insurance receivable related to reduction in value of spare capital equipment and inventory	$—	$—	$2,518

Increase in accounts payable and accrued liabilities related to capital expenditures	$77,164	$10,616	$7,579

Operations By Geographic Areas (Tables)	12 Months Ended
Sep. 30, 2011
Operations By Geographic Areas
Schedule Of Operations By Geographic Areas

	Fiscal	Fiscal	Fiscal
	2011	2010	2009
REVENUES:
North & South America	$45,242	$10,065	$19,055
Southeast Asia & India	187,717	188,180	162,888
Mediterranean & Black Sea	28,486	46,622	169,828
Africa	183,946	271,583	89,601
Australia	199,685	134,112	145,135

TOTAL REVENUES	$645,076	$650,562	$586,507

OPERATING INCOME (EXPENSE):
North & South America	$(30,392)	$(12,204)	$48,535
Southeast Asia & India	129,799	132,192	42,025
Mediterranean & Black Sea	15,385	15,931	141,133
Africa	116,581	154,298	14,301
Australia	96,724	72,743	84,087
Corporate general and administrative expenses	563	(40,620)	(31,639)

TOTAL OPERATING INCOME (EXPENSE)	$328,660	$322,340	$298,442

TOTAL ASSETS:
North & South America	$292,808	$90,496	$61,982
Southeast Asia & India	904,581	974,050	750,141
Mediterranean & Black Sea	12,114	239,017	225,332
Africa	303,595	230,677	238,700
Australia	813,554	154,055	192,330
Other	48,739	36,145	40,917

TOTAL ASSETS	$2,375,391	$1,724,440	$1,509,402

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2011
Quarterly Financial Data (Unaudited)
Schedule Of Quarterly Financial Information

	Quarters ended (1)
	December 31	March 31	June 30	September 30
Fiscal 2011
Revenues	$146,286	$159,085	$162,147	$177,558
Income before income taxes	63,240	90,485	87,203	83,919
Net income	52,850	70,611	75,285	72,928
Earnings per common share -
Basic	0.82	1.09	1.16	1.13
Diluted	0.81	1.08	1.15	1.12

Fiscal 2010
Revenues	$164,243	$159,069	$166,637	$160,613
Income before income taxes	81,255	77,018	84,847	76,859
Net income	66,984	66,755	58,994	64,229
Earnings per common share -
Basic	1.04	1.04	0.92	1.00
Diluted	1.03	1.03	0.91	0.99

(1)	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.

Nature Of Operations (Details)	12 Months Ended
Sep. 30, 2011
Nature Of Operations
Number of mobile offshore drilling units	10

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary Of Significant Accounting Policies
Foreign exchange losses	$ 0.9	$ 0.1	$ 0.5
Unbilled receivable	1.1	1
Allowance for doubtful accounts		0
Inventory, net of reserves for excess and obsolete inventory	2.5	2
Interest capitalized	8.2	3.9	8.8
Impairment charge	5
Deferred drydocking	2.2	1.5
Deferred fees	9.6	7.5
Deferred costs	$ 2.8	$ 1.7

Summary Of Significant Accounting Policies (Estimated Useful Lives Of Assets) (Details)	12 Months Ended
Sep. 30, 2011
Drilling Vessels And Related Equipment [Member]
Estimated useful lives of asset, Minimum	5
Estimated useful lives of asset, Maximum	35
Drill Pipe [Member]
Estimated useful lives of asset	3
Furniture And Other [Member]
Estimated useful lives of asset, Minimum	3
Estimated useful lives of asset, Maximum	10
Atwood Southern Cross [Member]
Estimated useful lives of asset, Minimum	1
Estimated useful lives of asset	5
Seahawk [Member]
Estimated useful lives of asset, Minimum	1
Estimated useful lives of asset	5

Summary Of Significant Accounting Policies (Computation Of Basic And Diluted Earnings Per Share) (Details) (USD $) In Thousands, except Share data	3 Months Ended																12 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary Of Significant Accounting Policies
Net Income, Basic	$ 72,928	[1]	$ 75,285	[1]	$ 70,611	[1]	$ 52,850	[1]	$ 64,229	[1]	$ 58,994	[1]	$ 66,755	[1]	$ 66,984	[1]	$ 271,674	$ 256,996	$ 250,745
Shares, Basic																	64,754,000	64,391,000	64,167,000
Per Share Amount, Basic	$ 1.13	[1]	$ 1.16	[1]	$ 1.09	[1]	$ 0.82	[1]	$ 1	[1]	$ 0.92	[1]	$ 1.04	[1]	$ 1.04	[1]	$ 4.2	$ 3.99	$ 3.91
Effect of dilutive securities: Stock options, Shares																	649,000	637,000	326,000
Effect of dilutive securities: Stock options, Per Share Amount																	$ (0.05)	$ (0.04)	$ (0.02)
Net Income, Diluted																	$ 271,674	$ 256,996	$ 250,745
Shares, Diluted																	65,403,000	65,028,000	64,493,000
Per Share Amount, Diluted, Total	$ 1.12	[1]	$ 1.15	[1]	$ 1.08	[1]	$ 0.81	[1]	$ 0.99	[1]	$ 0.91	[1]	$ 1.03	[1]	$ 1.03	[1]	$ 4.15	$ 3.95	$ 3.89
Outstanding stock options excluded in the calculation of earnings per share																	664,000	500,000	316,000

[1]	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.

Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Common stock awards	4,000,000
Outstanding options maximum term (in years)	10
Vesting and restriction period minimum (in months)	13
Total fair value of the shares vested	$ 2.7	$ 3	$ 2.7
Weighted average fair value of stock options	$ 15.72	$ 14.69	$ 5.75
Restricted Stock [Member]
Vesting period minimum (in years)	three
Vesting period maximum (in years)	four
2007 Plan [Member]
Common stock awards	1,895,274
Vesting period minimum (in years)	1
Vesting period maximum (in years)	4
2001 Plan [Member]
Vesting period minimum (in years)	1
Vesting period maximum (in years)	4
1996 Plan [Member]
Vesting period minimum (in years)	2
Vesting period maximum (in years)	5

Share-Based Compensation (Schedule Of Share And Stock Option Data) (Details)	Sep. 30, 2011	Sep. 30, 2010
Shares available for future awards or grants	4,000,000
Outstanding stock option grants	1,480,000	1,720,000
Outstanding unvested restricted stock awards	560,000	623,000
2007 Plan [Member]
Shares available for future awards or grants	1,895,274
Outstanding stock option grants	860,744
Outstanding unvested restricted stock awards	559,712
2001 Plan [Member]
Outstanding stock option grants	594,725
1996 Plan [Member]
Outstanding stock option grants	24,000

Share-Based Compensation (Schedule Of Unrecognized Compensation Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Unrecognized compensation cost	$ 11,539	$ 13,185
Remaining weighted average service period (Years)	2.3	2.2
Stock Options [Member]
Unrecognized compensation cost	4,964	4,471
Restricted Stock [Member]
Unrecognized compensation cost	$ 6,575	$ 8,714

Share-Based Compensation (Fair Value Assumptions) (Details)	12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010 years	Sep. 30, 2009 years
Share-Based Compensation
Risk-Free Interest Rate	1.90%	2.10%	1.50%
Expected Volatility	44.00%	43.00%	42.00%
Expected Life (Years)	5.2	5.3	5.2
Dividend Yield	0.00%	0.00%	0.00%

Share-Based Compensation (Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2011 years
Share-Based Compensation
Number of Options Outstanding at October 1, 2010	1,720
Wtd. Avg. Exercise Price, Outstanding at October 1, 2010	$ 21.58
Number of Options, Granted	291
Wtd. Avg. Exercise Price, Granted	$ 37.41
Number of Options, Exercised	(391)
Wtd. Avg. Exercise Price, Exercised	$ 15.04
Aggregate Intrinsic Value , Exercised	$ 10,933
Number of Options, Forfeited	(140)
Wtd. Avg. Exercise Price, Forfeited	$ 31.9
Number of Options Outstanding at September30, 2011	1,480
Wtd. Avg. Exercise Price, Outstanding at September 30, 2011	$ 25.44
Wtd. Avg. Remaining Contractual Life (Years), Outstanding at September 30, 2011	6.1
Aggregate Intrinsic Value, Outstanding at September 30, 2011	13,198
Number of Options, Exercisable at September 30, 2011	971
Wtd. Avg. Exercise Price, Exercisable at September 30, 2011	$ 21.01
Wtd. Avg. Remaining Contractual Life (Years), Exercisable at September 30, 2011	4.8
Aggregate Intrinsic Value, Exercisable at September 30, 2011	$ 12,971

Share-Based Compensation (Summary Of Restricted Stock Activity) (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
Sep. 30, 2011
Share-Based Compensation
Number of Shares, Unvested at October 1, 2010	623
Wtd. Avg. Fair Value, Unvested at October 1, 2010	$ 34.27
Number of Shares, Granted	172
Wtd. Avg. Fair Value, Granted	$ 37.73
Number of Shares, Vested	(102)
Wtd. Avg. Fair Value, Vested	$ 39.53
Number of Shares, Forfeited	(133)
Wtd. Avg. Fair Value, Forfeited	$ 33.56
Number of Shares, Unvested at September 30, 2011	560
Wtd. Avg. Fair Value, Unvested at September 30, 2011	$ 34.54

Property And Equipment (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 25, 2008	Sep. 30, 2011
Equipment insurance deductible	$ 1,000
Insurance proceeds, property loss claim		6,200,000
Number of drilling units		5
Expenditure on construction of drilling units in progress		650,000,000
Commitments on drilling units under construction		$ 1,200,000,000
Atwood Osprey [Member]
Number of drilling units		1
Atwood Condor [Member]
Number of drilling units		1
Atwood Mako [Member]
Number of drilling units		1
Atwood Manta [Member]
Number of drilling units		1
Atwood Orca [Member]
Number of drilling units		1
Atwood Advantage [Member]
Number of drilling units		1

Property And Equipment (Property And Equipment By Classification) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Net book value	$ 1,887,321	$ 1,343,961
Drilling Vessels And Related Equipment [Member]
Cost	2,315,419	1,733,298
Accumulated depreciation	(435,577)	(392,808)
Net book value	1,879,842	1,340,490
Drill Pipe [Member]
Cost	18,182	15,468
Accumulated depreciation	(13,885)	(13,563)
Net book value	4,297	1,905
Furniture And Other [Member]
Cost	8,800	7,115
Accumulated depreciation	(5,618)	(5,549)
Net book value	$ 3,182	$ 1,566

Long-Term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 3.6% Interest Rate Swaps Due 2014 [Member]	Sep. 30, 2011 3.4% Interest Rate Swaps Due 2014 [Member]	Oct. 31, 2007 2007 Credit Facility [Member]	Nov. 30, 2008 2008 Credit Facility [Member]	Jun. 30, 2011 2011 Credit Facility [Member]	Sep. 30, 2011 2011 Credit Facility [Member]	Sep. 30, 2011 2011 Credit Facility [Member] Maximum [Member]	Sep. 30, 2011 2011 Credit Facility [Member] Minimum [Member]	Sep. 30, 2011 Leverage Ratio [Member]	Sep. 30, 2011 Debt To Capitalization Ratio [Member]	Sep. 30, 2011 Interest Expense Coverage Ratio [Member]
Credit facility capacity				$ 300	$ 280			$ 1,100	$ 750
Incremental commitment							350
Funds available under credit facility							227
2011 Credit Agreement, description	Borrowings under the 2011 Credit Agreement bear interest of the Eurodollar rate plus a margin of 2.50%.
2011 Credit Agreement, commitment fee (per annum)							1.00%
Standby letters of credit							3.4
Various financial covenants										ratio of 4.0 to 1.0	ratio of 0.5 to 1.0	ratio of 3.0 to 1.0
Minimum collateral percentage	150.00%
Number of interest rate swap agreements	4
Notional interest rate swap agreements	50
Interest rate fixed as result of interest rate swap hedges		3.60%	3.40%
Additional funds borrowed						$ 0

Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Long term debt	$ 520,000	$ 230,000
2007 Credit Facility [Member]
Outstanding credit facility		180,000
Market adjustable interest rate (per annum)		1.10%
2008 Credit Facility [Member]
Outstanding credit facility		50,000
Market adjustable interest rate (per annum)		1.80%
2011 Credit Facility [Member]
Outstanding credit facility	$ 520,000
Market adjustable interest rate (per annum)	3.10%

Interest Rate Swaps (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Number of interest rate swap agreements	4
Notional interest rate swap agreements	$ 50
Unrealized loss recognized in OCI	$ 1.6
3.4% Interest Rate Swaps Due 2014 [Member]
Interest rate fixed as result of interest rate swap hedges	3.40%
3.6% Interest Rate Swaps Due 2014 [Member]
Interest rate fixed as result of interest rate swap hedges	3.60%

Interest Rate Swaps (Fair Values And Locations Of Derivative Instruments Recorded On The Balance Sheet) (Details) (Interest Rate Swap [Member], USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Total derivative contracts, net	$ 1,619
Accrued Liabilities [Member]
Total derivative contracts, net	988
Other Long-Term Liabilities [Member]
Total derivative contracts, net	$ 631

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2011
Income Taxes
Valuation allowance	$ 8,400,000
Operating loss carryforwards	83,200,000
Tax credit carryforward	1,600,000
Valuation allowance recorded	1,600,000
Windfall tax benefits from stock option exercises	12,900,000
Undistributed earnings	1,300,000,000
Increase of the liability for uncertain tax positions	16,800,000
Estimated accrued interest and penalties	$ 4,900,000

Income Taxes (Schedule Of Income Before Income Tax, Domestic And Foreign) (Details) (USD $) In Thousands	3 Months Ended																12 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes
Domestic income loss																	$ (22,954)	$ (24,550)	$ (9,492)
Foreign income																	347,801	344,529	305,923
Income before income taxes	$ 83,919	[1]	$ 87,203	[1]	$ 90,485	[1]	$ 63,240	[1]	$ 76,859	[1]	$ 84,847	[1]	$ 77,018	[1]	$ 81,255	[1]	$ 324,847	$ 319,979	$ 296,431

[1]	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.

Income Taxes (Schedule Of Components Of Income Tax Provision (Benefit)) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes
Current - domestic	$ 29	$ (34)	$ 160
Deferred - domestic	(980)	6,813	(4,335)
Current - foreign	54,209	58,218	50,052
Deferred - foreign	(85)	(2,014)	(191)
Provision (benefit) for domestic and foreign taxes on income	$ 53,173	$ 62,983	$ 45,686

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Income Taxes
Net operating loss carryforwards	$ 16,014	$ 10,089
Tax credit carryforwards	1,618	730
Stock option compensation expense	7,105	6,298
Book accruals	3,273	3,157
Deferred tax assets	28,010	20,274
Difference in book and tax basis of equipment	(12,222)	(13,935)
Deferred tax liabilities	(12,222)	(13,935)
Net deferred tax assets (liabilities) before valuation allowance	15,788	6,339
Valuation allowance	(25,568)	(17,184)
Net noncurrent deferred tax liabilities	(9,780)	(10,845)
Deferred income tax assets (liabilities) net	$ (9,780)	$ (10,845)

Income Taxes (Summary Of Activity Related To Net Uncertain Tax Positions) (Details) (USD $) In Thousands	12 Months Ended
Sep. 30, 2011
Income Taxes
Balance at October 1, 2010	$ 9,968
Increases based on tax positions related to prior fiscal years	5,959
Increases based on tax positions related to the current fiscal year	877
Balance at September 30, 2011	$ 16,804

Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes
Statutory income tax rate	35.00%	35.00%	35.00%
Resolution of prior period tax items		1.00%	(1.00%)
Increase in tax rate resulting from - Valuation allowance		2.00%
Increases to the reserve for uncertain tax positions	2.00%	1.00%	1.00%
Decrease in tax rate resulting from - Foreign tax rate differentials, net of foreign tax credit utilization	(23.00%)	(19.00%)	(20.00%)
Effective income tax rate	16.00%	20.00%	15.00%

Capital Stock (Details) (USD $)	12 Months Ended				12 Months Ended
	Sep. 30, 2002	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2008	Sep. 30, 2008 Minimum [Member]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value
Preferred stock, shares issued		0
Percentage of additional beneficial ownership outstanding common stock for the rights to be exercisable for shareholders who holds fifteen percent of outstanding common stock	5.00%
Percentage of beneficial ownership outstanding common stock for the rights to be exercisable	15.00%
Rights exercise price				$ 150
Rights redemption price					$ 0.0025
Preferred shares reserved for issuance		500,000

Retirement Plans (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Qualified participants contribution percentage	100.00%
Maximum contribution by qualified participants	$ 49,000
Amount of forfeitures utilized to reduce cash contribution requirements	300,000	300,000	0
Actual cash contributions	4,300,000	5,200,000	4,900,000
Amount of forfeitures utilized to reduce future cash contribution requirements	$ 200,000
Decription of retirement plan contribution	In the first month following the date of hire, an employee can elect to become a participant in a Retirement Plan. Under the Plans, participant contributions of 1% to 5% matched on a 2 to 1 basis. Our contributions vest 100% to each participant after three years of service with us including any period of ineligibility mandated by the Plans. If a participant terminates employment before becoming fully vested, the unvested portion is credited to our account and can be used only to offset our future contribution requirements.
Maximum [Member]
Percentage of earnings contributed by participants	5.00%
Minimum [Member]
Percentage of earnings contributed by participants	1.00%

Fair Value Of Financial Instruments (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Interest Rate Swaps Liabilities at Fair Value	$ 1,619,000
Income loss recognized on hedge ineffectiveness	0	0	0
Fair Value, Inputs, Level 2 [Member]
Interest Rate Swaps Liabilities at Fair Value	$ 1,619,000

Concentration Of Market And Credit Risk (Schedule Of Revenue By Major Customers) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Kosmos Energy Ghana Inc. [Member]
Revenues from significant customers	$ 136,205	$ 90,936
Sarawak Shell Bhd. [Member]
Revenues from significant customers	138,836	84,617	81,538
Chevron Australia [Member]
Revenues from significant customers	199,685	81,577
Noble Energy Mediterranean, Ltd. [Member]
Revenues from significant customers			149,603
Woodside Energy Ltd. [Member]
Revenues from significant customers			$ 114,637

Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Commitments And Contingencies
Rent expense under operating leases	$ 4,400,000	$ 4,800,000	$ 4,100,000
Service taxes paid	10,100,000
Accrued additional service tax	1,800,000
Total service taxes	11,900,000
Long-term other receivable	$ 11,875,000	$ 15,799,000

Commitments And Contingencies (Schedule Of Future Minimum Lease Payments For Operating Leases) (Details) (USD $) In Thousands	Sep. 30, 2011
Commitments And Contingencies
2012	$ 1,484
2013	1,280
2014	1,258
2015	290
2016	$ 0

Supplemental Cash Flow Information (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Supplemental Cash Flow Information
Cash paid during the year for domestic and foreign income taxes	$ 55,062	$ 65,024	$ 40,713
Cash paid during the year for interest, net of amounts capitalized	3,703	1,656	2,144
Increase in insurance receivable related to reduction in value of spare capital equipment and inventory			2,518
Increase in accounts payable and accrued liabilities related to capital expenditures	$ 77,164	$ 10,616	$ 7,579

Operations By Geographic Areas (Schedule Of Operations By Geographic Areas) (Details) (USD $) In Thousands	3 Months Ended																12 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues	$ 177,558	[1]	$ 162,147	[1]	$ 159,085	[1]	$ 146,286	[1]	$ 160,613	[1]	$ 166,637	[1]	$ 159,069	[1]	$ 164,243	[1]	$ 645,076	$ 650,562	$ 586,507
OPERATING INCOME (EXPENSE):																	328,660	322,340	298,442
Corporate general and administrative expenses																	(44,407)	(40,620)	(31,639)
TOTAL ASSETS:	2,375,391								1,724,440								2,375,391	1,724,440	1,509,402
North & South America [Member]
Revenues																	45,242	10,065	19,055
OPERATING INCOME (EXPENSE):																	(30,392)	(12,204)	48,535
TOTAL ASSETS:	292,808								90,496								292,808	90,496	61,982
Southeast Asia And India [Member]
Revenues																	187,717	188,180	162,888
OPERATING INCOME (EXPENSE):																	129,799	132,192	42,025
TOTAL ASSETS:	904,581								974,050								904,581	974,050	750,141
Mediterranean And Black Sea [Member]
Revenues																	28,486	46,622	169,828
OPERATING INCOME (EXPENSE):																	15,385	15,931	141,133
TOTAL ASSETS:	12,114								239,017								12,114	239,017	225,332
Africa [Member]
Revenues																	183,946	271,583	89,601
OPERATING INCOME (EXPENSE):																	116,581	154,298	14,301
TOTAL ASSETS:	303,595								230,677								303,595	230,677	238,700
Australia [Member]
Revenues																	199,685	134,112	145,135
OPERATING INCOME (EXPENSE):																	96,724	72,743	84,087
TOTAL ASSETS:	813,554								154,055								813,554	154,055	192,330
Corporate General And Administrative Expenses [Member]
Corporate general and administrative expenses																	563	(40,620)	(31,639)
Other [Member]
TOTAL ASSETS:	$ 48,739								$ 36,145								$ 48,739	$ 36,145	$ 40,917

[1]	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.

Quarterly Financial Data (Unaudited) (Schedule Of Quarterly Financial Information) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended																12 Months Ended
	Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Quarterly Financial Data (Unaudited)
Revenues	$ 177,558	[1]	$ 162,147	[1]	$ 159,085	[1]	$ 146,286	[1]	$ 160,613	[1]	$ 166,637	[1]	$ 159,069	[1]	$ 164,243	[1]	$ 645,076	$ 650,562	$ 586,507
Income before income taxes	83,919	[1]	87,203	[1]	90,485	[1]	63,240	[1]	76,859	[1]	84,847	[1]	77,018	[1]	81,255	[1]	324,847	319,979	296,431
Net income	$ 72,928	[1]	$ 75,285	[1]	$ 70,611	[1]	$ 52,850	[1]	$ 64,229	[1]	$ 58,994	[1]	$ 66,755	[1]	$ 66,984	[1]	$ 271,674	$ 256,996	$ 250,745
Basic	$ 1.13	[1]	$ 1.16	[1]	$ 1.09	[1]	$ 0.82	[1]	$ 1	[1]	$ 0.92	[1]	$ 1.04	[1]	$ 1.04	[1]	$ 4.2	$ 3.99	$ 3.91
Diluted	$ 1.12	[1]	$ 1.15	[1]	$ 1.08	[1]	$ 0.81	[1]	$ 0.99	[1]	$ 0.91	[1]	$ 1.03	[1]	$ 1.03	[1]	$ 4.15	$ 3.95	$ 3.89

[1]	The sum of the individual quarterly net income per common share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted average number of common shares outstanding during that period.